Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Charter Hire Receivable
Amount
2019	206,682
2020	141,577
2021	104,775
2022	91,783
2023 and thereafter	103,418
Total minimum lease revenue, net of address commissions	648,235